Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of assumptions of warrants for ordinary shares
	December 31	December 31
	2022	2021
Volatility	89.1%	41.0%
Risk-free interest rate	4.1%	1.2%
Expected dividends	0.0%	0.0%
Expected life (in years)	3.62	4.6

Schedule of fair value of the warrants
	December 31	December 31
	2022	2021

Value of warrant per share	$0.45	$5.55
Number of ordinary shares issuable upon exercise of warrants	346,667	346,667
Fair value of warrant liability (in USD thousand)	$155	$1,924

Schedule of option allotments under share based compensation

A summary of the stock option activity for the year ended December 31, 2022, is as follows:

	Number of Options	Weighted average exercise price

Outstanding - January 1, 2021	611,130
Granted	50,332	$6.00
Forfeited	(6,475)	$9.30
Exercised	(15,567)	$2.70
Outstanding - December 31, 2021	639,420	$9.75
Forfeited	(42,596)	$16.65
Exercised	(61,087)	$2.25
Outstanding - December 31, 2022	535,737	$10.05
Exercisable at end of period	486,900	$3.90

Schedule of share based compensation activity
	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2022	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2022
$ 138.45	28,966	8.62	5,764
$ 16.65	13,276	7.07	10,146
$ 13.95	189	7.36	118
$ 9.60	58,850	7.54	37,019
$ 9.30	15,057	6.11	14,454
$ 7.05	3,196	5.09	3,196
$ 2.10	66,782	4.01	66,782
$ 1.05	33,489	5.04	33,489
$ 0.90	315,932	3.64	315,932
	535,737		486,900

Schedule of black-scholes assumptions used to value employee options at grant dates
	Year ended	Year ended
	December 31	December 31
	2021	2020
Volatility	40.6%-45.6%	38.3%-41.1%
Risk-free interest rate	0.6%-1.4%	0.4%-1.6%
Expected dividends	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1

Schedule of RSU activity
	Number of RSUs	Weighted Average grant date fair value

Balance at January 1, 2021	-
Granted	268,768	$0.35
Vested	(6,560)	$0.51
Forfeited	(6,284)	$0.37
Balance at December 31, 2021	255,924	$0.34
Granted	710,850	$0.07
Vested	(145,911)	$0.23
Forfeited	(116,513)	$0.26
Balance at December 31, 2022	704,350	$0.11

Schedule of share based compensation expenses
	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands
Cost of Service	73	-	-
Research and development	2,105	1,103	771
Sales and marketing	3,025	737	406
General and administrative	4,553	1,767	263

	9,756	3,607	1,440

Schedule of accumulated other comprehensive loss
	Unrealized losses on available-for-sale marketable securities, net	Foreign currency translation adjustments	Total
	USD thousands

Balance as of January 1, 2022	-	-	-
Other comprehensive loss before reclassifications	59	4,791	4,850
Amounts reclassified from accumulated other comprehensive loss	-	-	-
Other comprehensive loss, net of tax	59	4,791	4,850
Balance as of December 31, 2022	59	4,791	4,850